CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 14,165	$ 75
Due from Affiliates	11,630	0
Prepaid expenses and other current assets	397	101
Total current assets	26,192	176
Property, plant and equipment, net	146,867	101,854
Marketable securities	234,930
Other assets, net	2,152
Total assets	410,141	102,030
Due to Affiliate	3,223
Current liabilities:
Accounts payable and accrued liabilities	1,498	3,661
Total current liabilities	4,721
Long-term debt	510,000
Other long-term liabilities	0
Total liabilities	$ 514,721	3,661
Commitments and contingencies (Note 10)
Equity:
Net investment - Predecessor	$ 15,713	98,369
Partners' Capital	(104,580)	98,369
Total liabilities and equity	410,141	102,030
Predecessor [Member]
Current assets:
Cash and cash equivalents		75
Prepaid expenses and other current assets		101
Total current assets		176
Property, plant and equipment, net		101,854
Marketable securities		0
Other assets, net		0
Total assets		102,030
Due to Affiliate		0
Current liabilities:
Accounts payable and accrued liabilities		3,661
Total current liabilities		3,661
Long-term debt		0
Other long-term liabilities		0
Total liabilities		$ 3,661
Commitments and contingencies (Note 10)
Equity:
Net investment - Predecessor		$ 98,369
Partners' Capital	15,713	98,369
Total liabilities and equity		102,030
Common Units [Member] | Limited Partner, Public [Member]
Equity:
Partners' Capital	336,369	0
Common Units [Member] | Limited Partner, Affiliate [Member]
Equity:
Partners' Capital	(167,787)
Subordinated Units [Member]
Equity:
Partners' Capital	(288,875)
Subsidiary Issuer [Member]
Current assets:
Cash and cash equivalents	14,165	0
Due from Affiliates	0
Prepaid expenses and other current assets	224
Total current assets	14,634
Property, plant and equipment, net	0
Marketable securities	234,930
Other assets, net	2,152
Total assets	415,551
Due to Affiliate	481
Current liabilities:
Accounts payable and accrued liabilities	970
Total current liabilities	25,844
Long-term debt	510,000
Total liabilities	535,844
Equity:
Net investment - Predecessor	0
Partners' Capital	(120,293)
Total liabilities and equity	415,551
Subsidiary Issuer [Member] | Common Units [Member] | Limited Partner, Public [Member]
Equity:
Partners' Capital	336,369
Subsidiary Issuer [Member] | Common Units [Member] | Limited Partner, Affiliate [Member]
Equity:
Partners' Capital	(167,787)
Subsidiary Issuer [Member] | Subordinated Units [Member]
Equity:
Partners' Capital	(288,875)
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	0	75
Due from Affiliates	11,630
Prepaid expenses and other current assets	173
Total current assets	36,196
Property, plant and equipment, net	146,867
Marketable securities	0
Other assets, net	0
Total assets	183,063
Due to Affiliate	2,742
Current liabilities:
Accounts payable and accrued liabilities	528
Total current liabilities	3,515
Long-term debt	0
Total liabilities	3,515
Equity:
Net investment - Predecessor	179,548
Partners' Capital	179,548
Total liabilities and equity	183,063
Guarantor Subsidiaries [Member] | Common Units [Member] | Limited Partner, Public [Member]
Equity:
Partners' Capital	0
Guarantor Subsidiaries [Member] | Common Units [Member] | Limited Partner, Affiliate [Member]
Equity:
Partners' Capital	0
Guarantor Subsidiaries [Member] | Subordinated Units [Member]
Equity:
Partners' Capital	0
PBF LLC [Member] | Common Units [Member] | Limited Partner, Public [Member]
Equity:
Partners' Capital	336,369
PBF LLC [Member] | Common Units [Member] | Limited Partner, Affiliate [Member]
Equity:
Partners' Capital	(167,787)	0
PBF LLC [Member] | Subordinated Units [Member]
Equity:
Partners' Capital	(288,875)
PBF LLC [Member] | Subordinated Units [Member] | Limited Partner, Affiliate [Member]
Equity:
Partners' Capital	$ (288,875)	$ 0